Schedule of Investments Municipal Fund Inc.^ (Unaudited)
January 31, 2026

Principal Amount		Value
Municipal Notes 167.8%
Alabama 5.2%
$3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	$3,408,474
9,000,000	Mobile County Industrial Development Authority Revenue (AM/NS Calvert LLC Project), Series 2024-A, 5.00%, due 6/1/2054	8,657,469
5,000,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	5,205,279
		17,271,222
Arizona 0.5%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,926 (a)
1,500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2054	1,321,601 (a)
		1,822,527
California 24.8%
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,016,094
	California Educational Facilities Authority Revenue Refunding (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	250,719
260,000	Series 2016-A, 3.00%, due 10/1/2029	255,447
400,000	Series 2016-A, 3.00%, due 10/1/2030	390,388
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	415,263 (a)
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
630,000	Series 2014, 5.13%, due 7/1/2029	630,397 (a)
1,000,000	Series 2014, 5.63%, due 7/1/2044	999,946 (a)
760,000	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project), Series 2014, 5.13%, due 7/1/2029	760,518
1,115,000	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project), Series 2019-A, 5.00%, due 10/1/2049	1,009,943 (a)
1,500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,502,252 (a)
1,070,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	1,071,044 (a)
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
350,000	Series 2015, 5.00%, due 11/1/2035	350,133
500,000	Series 2015, 5.00%, due 11/1/2040	500,045
300,000	Series 2015, 5.00%, due 11/1/2044	295,973
500,000	Series 2017-A, 5.25%, due 11/1/2036	503,526
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM), 4.00%, due 5/15/2048	1,822,959
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,477,844 (a)
400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	400,426 (a)
1,000,000	California State General Obligation, Series 2022, 5.00%, due 9/1/2052	1,046,437
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	1,962,504
2,549,157	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	26 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$2,760,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	$2,780,001 (a)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	249,000 (a)(b)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	397,694 (a)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,328,701
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	505,101 (a)
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	601,409 (a)
1,230,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,231,552
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,466,015
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	509,624 (a)
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,235,683
120,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AG), 5.25%, due 10/15/2026	121,895
	Irvine Special Tax (Community Facility District No. 2005-2)
645,000	Series 2013, 3.50%, due 9/1/2026	648,286
690,000	Series 2013, 3.63%, due 9/1/2027	692,914
1,775,000	Los Angeles Department of Airports Revenue, Series 2022-G, 4.00%, due 5/15/2047	1,627,341
500,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2025-A, (BAM), 5.00%, due 7/1/2053	518,398
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	2,902,143
5,125,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (AG), 5.50%, due 8/1/2029	5,471,279
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,103,621
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	101,383
200,000	Series 2017, 4.00%, due 9/1/2030	202,558
525,000	Series 2017, 3.25%, due 9/1/2031	525,168
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,717,971
400,000	Sacramento City Finance Authority Revenue Refunding (Master Lease Program Facilities), Series 2006-E, (AMBAC), 5.25%, due 12/1/2026	410,264
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	501,457 (a)
2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	1,894,623
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 6.13%, due 8/1/2032	6,586,331
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM), 4.13%, due 8/1/2047	1,945,335
12,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	13,727,186
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (AG), 0.00%, due 8/1/2026	5,035,064
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$5,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AG), 0.00%, due 8/1/2036	$6,223,992 (c)(d)
		82,923,873
Colorado 1.5%
1,045,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	1,062,454 (a)
2,665,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	2,520,583 (a)
4,029,411	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,604,647
		5,187,684
Connecticut 2.8%
4,585,000	Norwalk Housing Authority Revenue (Monterey Village Apartments), Class PT, Series 2024, (FNMA), 4.40%, due 9/1/2042	4,656,796
1,000,000	Stamford Housing Authority Revenue Refunding (Mozaic Concierge Living Project), Series 2025-D, 6.50%, due 10/1/2055	1,020,949
3,695,000	Waterbury Housing Authority Revenue (Laurel Estates Preservation Project), Series 2025-A, (FHLMC), (HUD), 4.50%, due 2/1/2042	3,766,837
		9,444,582
District of Columbia 0.2%
200,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 2.68%, due 8/1/2040	200,000 (a)(e)
650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	613,541
		813,541
Florida 4.6%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	26,000 (a)(b)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,706,006 (a)
270,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	271,214
1,235,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	1,236,401 (a)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	1,075,279
3,400,000	Florida Development Finance Corp. Revenue (Tampa General Hospital Project), Series 2024-A, 4.50%, due 8/1/2055	3,164,861
2,000,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2049	2,072,458
4,000,000	Orange County Health Facilities Authority Revenue (Orlando Health Obligated Group), Series 2025-A, 4.50%, due 10/1/2056	3,833,907
660,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	660,094
945,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	768,682
700,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	667,855 (a)
		15,482,757
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Georgia 3.5%
$700,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	$725,350 (a)
2,000,000	Atlanta Urban Residential Finance Authority Revenue, Series 2024-A, (FNMA), 4.85%, due 9/1/2043	2,119,773
	Main Street Natural Gas, Inc. Gas Supply Revenue
6,000,000	Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	6,001,326 (a)
1,600,000	Series 2024-C, 5.00%, due 12/1/2054 Putable 12/1/2031	1,715,106
1,000,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Second Tier), Series 2025-B, 6.25%, due 6/1/2061	997,393 (a)
		11,558,948
Guam 1.4%
	Antonio B Won Pat International Airport Authority Revenue Refunding
525,000	Series 2023-A, 5.38%, due 10/1/2040	566,528
750,000	Series 2023-A, 5.38%, due 10/1/2043	785,244
	Guam Power Authority Revenue
1,000,000	Series 2022-A, 5.00%, due 10/1/2035	1,099,215
1,035,000	Series 2022-A, 5.00%, due 10/1/2036	1,123,587
1,075,000	Series 2022-A, 5.00%, due 10/1/2037	1,157,422
		4,731,996
Illinois 10.7%
3,895,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	3,898,532
1,250,000	Chicago Midway International Airport Revenue Refunding, Series 2023-A, (BAM), 5.50%, due 1/1/2053	1,299,057
	Chicago O'Hare International Airport Revenue
4,100,000	Series 2022-A, 5.00%, due 1/1/2055	4,059,503
2,500,000	Series 2024-A, 5.50%, due 1/1/2059	2,594,725
2,000,000	Series 2025-E, (BAM), 5.00%, due 1/1/2060	1,981,975
3,000,000	Chicago Refunding General Obligation, Series 2017-A, 6.00%, due 1/1/2038	3,045,587
4,250,000	Illinois Finance Authority Revenue (CenterPoint Joliet Terminal Railroad Project), Series 2010, 4.80%, due 12/1/2043 Putable 7/2/2035	4,421,574 (a)
1,790,000	Illinois Finance Authority Revenue Refunding (Moorings of Arlington Heights), Series 2025-A, 5.38%, due 11/1/2050	1,800,080
1,560,000	Illinois Finance Authority Revenue Refunding (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,597,707
	Illinois State General Obligation
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,408,697
775,000	Series 2021-A, 5.00%, due 3/1/2046	790,352
5,000,000	Series 2023-B, 4.50%, due 5/1/2048	4,755,703
		35,653,492
Indiana 0.6%
2,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.13%, due 3/1/2057	2,091,735
Iowa 0.1%
200,000	Iowa Finance Authority Revenue, (LOC: TD Bank N.A.), Series 2019-E, (FHLMC), (FNMA), (GNMA), 2.27%, due 1/1/2049	200,000 (e)
Kansas 0.2%
720,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2021, 3.50%, due 6/1/2034	707,709
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky 0.6%
$470,000	Berea Revenue (Berea College Project), Series 2002-A, 3.20%, due 6/1/2032	$470,000 (e)
	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health)
500,000	Series 2017-A, 5.00%, due 6/1/2041	502,558
1,000,000	Series 2017-A, 5.00%, due 6/1/2045	1,000,133
		1,972,691
Louisiana 3.4%
534,223	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	503,184 (a)
1,545,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,547,762 (a)
8,000,000	Louisiana Public Facilities Authority Revenue (I-10 Calcasieu River Bridge), Series 2024, 5.00%, due 9/1/2066	7,531,907
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	1,944,192
		11,527,045
Maine 0.4%
1,348,497	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	1,281,072 #(f)(g)
Maryland 0.1%
300,000	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	298,192
Massachusetts 1.8%
2,900,000	Massachusetts Development Finance Agency Revenue (Care Communities LLC Obligated), Series 2025-A, 6.50%, due 7/15/2060	2,897,548 (a)
1,200,000	Massachusetts Development Finance Agency Revenue (Merrimack College Student Housing Project), Series 2024-A, 5.00%, due 7/1/2054	1,154,115 (a)
2,000,000	Massachusetts Development Finance Agency Revenue Refunding (Suffolk University), Series 2025, 5.25%, due 7/1/2055	1,959,127
125,000	Massachusetts State Education Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	121,256
		6,132,046
Michigan 2.6%
300,000	Eastern Michigan University Revenue, (LOC: Barclays Bank PLC), Series 2025-B, 3.20%, due 3/1/2052	300,000 (e)
2,500,000	Grand Rapids Economic Development Corp. Revenue (Beacon Hill At Eastgate Project), Series 2025, 6.13%, due 11/1/2060	2,499,404
	Michigan State Building Authority Revenue (Facilities Program)
2,000,000	Series 2022-I, 5.00%, due 10/15/2047	2,074,058
2,880,000	Series 2022-I , 5.25%, due 10/15/2057	3,011,857
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	729,700
		8,615,019
Minnesota 0.6%
2,000,000	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group), Series 2024, 5.25%, due 1/1/2054	2,058,984
Mississippi 1.8%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
1,270,000	Series 2007-E, 3.40%, due 12/1/2030	1,270,000 (e)
3,300,000	Series 2010-H, 3.25%, due 11/1/2035	3,300,000 (e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Mississippi – cont'd
$1,365,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	$1,322,659 (a)
		5,892,659
Missouri 0.3%
875,000	Missouri State Health & Educational Facilities Authority Revenue Refunding (St. Louis University), (LOC: Barclays Bank PLC), Series 2008-B-1, 3.22%, due 10/1/2035	875,000 (e)
Nebraska 3.3%
10,250,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	10,876,557
Nevada 0.1%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	482,428 (a)
New Hampshire 0.2%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	624,675 (a)
New Jersey 5.6%
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	6,380,494
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,047,378 (a)
725,000	Series 2019-A, 5.00%, due 6/15/2054	682,019 (a)
1,000,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue (Riverview Towers Apartments), Class PT, Series 2024-B, (FHA), (GNMA), 5.25%, due 12/20/2065	1,080,225
4,150,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2023-BB, 5.25%, due 6/15/2050	4,363,527
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	4,055,638
1,000,000	Series 2018-A, (BAM), 4.00%, due 12/15/2037	1,015,471
		18,624,752
New Mexico 0.4%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,444,176 (a)
New York 33.5%
	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	380,444
375,000	Series 2014-A, 5.00%, due 12/1/2028	375,426
270,000	Series 2014-A, 5.00%, due 12/1/2029	270,299
1,500,000	Albany Capital Resource Corp. Revenue Refunding (Albany Medical Center Hospital Project), Series 2025-A, 5.50%, due 5/1/2055	1,584,363
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017-A, 5.00%, due 8/1/2047	485,017
1,550,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,578,066
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
500,000	Series 2015, 5.00%, due 11/15/2027	500,730
500,000	Series 2015, 5.00%, due 11/15/2028	500,739
625,000	Series 2015, 5.00%, due 11/15/2029	625,928
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Build NYC Resource Corp. Revenue
$1,665,000	Series 2014, 5.00%, due 11/1/2024	$1,332,000 (b)
835,000	Series 2014, 5.25%, due 11/1/2029	668,000 (b)
650,000	Series 2014, 5.25%, due 11/1/2034	520,000 (b)
975,000	Series 2014, 5.50%, due 11/1/2044	780,000 (b)
1,000,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	919,284 (a)
1,400,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	1,383,156 (a)
750,000	Build NYC Resource Corp. Revenue (Senior Airport Facilities), Series 2025, 5.50%, due 7/1/2055	772,446
	Build NYC Resource Corp. Revenue Refunding (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	270,347
225,000	Series 2014-A, 5.00%, due 6/1/2029	225,362
2,595,000	Build NYC Resource Corp. Revenue Refunding (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	2,092,103
	Build NYC Resource Corp. Revenue Refunding (Packer Collegiate Institute Project)
155,000	Series 2015, 5.00%, due 6/1/2026	155,300
125,000	Series 2015, 5.00%, due 6/1/2027	125,209
195,000	Series 2015, 5.00%, due 6/1/2028	195,345
220,000	Series 2015, 5.00%, due 6/1/2029	220,367
325,000	Series 2015, 5.00%, due 6/1/2030	325,517
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	200,565
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	275,095
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
390,000	Series 2018, 5.00%, due 7/1/2030	407,257
405,000	Series 2018, 5.00%, due 7/1/2031	422,138
425,000	Series 2018, 5.00%, due 7/1/2032	441,916
450,000	Series 2018, 5.00%, due 7/1/2033	466,601
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,518,496
10,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	9,138,092
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,598,280
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AG), 5.00%, due 1/15/2029	300,637
250,000	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project), Series 2013-A, 4.00%, due 10/1/2026	250,143
150,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 3.20%, due 1/1/2034	150,000 (e)
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,005,294
3,135,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), Series 2026, 5.00%, due 6/15/2056	3,236,053 (h)
200,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), (LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-1, 3.25%, due 6/15/2050	200,000 (e)
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,361,891
1,000,000	New York Liberty Development Corp. Revenue Refunding (3 World Trade Center Project), Class 2-3, Series 2014, 5.38%, due 11/15/2040	1,000,050 (a)
3,390,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 4.00%, due 3/15/2054	3,068,739
500,000	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project), Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	483,152 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$350,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA), 3.05%, due 11/1/2027	$350,116
2,545,000	New York State Mortgage Agency Homeowner Mortgage Revenue Refunding, Series 2014-189, 3.45%, due 4/1/2027	2,545,389
4,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2020, 4.38%, due 10/1/2045	3,782,799
	New York State Transportation Development Corp. Special Facility Revenue (JFK International Airport New Terminal 1 Project)
750,000	Series 2023, 6.00%, due 6/30/2054	779,553
3,000,000	Series 2023, 5.38%, due 6/30/2060	2,980,948
10,000,000	Series 2024, 5.50%, due 6/30/2054	10,148,262
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,101,140
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal C&D Redevelopment Project), Series 2023, 5.63%, due 4/1/2040	2,123,348
1,500,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,501,597
11,010,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK Airport Terminal 6 Redevelopment Project), Series 2024-A, 5.50%, due 12/31/2060	11,120,950
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	94,586
500,000	Series 2022, 5.00%, due 12/1/2039	531,641
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	908,379 (a)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	386,355
350,000	Series 2019-A, 5.00%, due 4/1/2038	359,486
350,000	Series 2019-A, 5.00%, due 4/1/2039	358,537
500,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	540,320 (a)
175,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Six), Series 2024, 5.00%, due 9/1/2033	198,178
7,125,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Two), Series 2023-242, 5.00%, due 12/1/2053	7,191,656
1,920,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Two), Series 2022-232, 4.63%, due 8/1/2052	1,882,935
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	504,820
1,000,000	State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 2024-264, (SONYMA), 4.60%, due 10/1/2054	980,622
4,000,000	Triborough Bridge & Tunnel Authority Revenue, Series 2025-A, 5.50%, due 12/1/2059	4,249,894
3,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2024-A-1, 5.25%, due 5/15/2059	3,134,014
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	595,203
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	3,016,836
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	1,002,233
665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	606,222
5,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, (ST AID WITHHLDG), 5.00%, due 5/1/2047	5,191,956
		111,977,822
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
North Carolina 2.1%
	Charlotte Airport Revenue
$1,250,000	Series 2023-B, 5.00%, due 7/1/2044	$1,307,330
1,500,000	Series 2023-B, 5.00%, due 7/1/2048	1,536,588
4,000,000	North Carolina Turnpike Authority Revenue (Triangle Expressway System), Series 2024-A, (AG), 5.00%, due 1/1/2058	4,063,947
		6,907,865
Ohio 9.0%
30,795,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Class 2, Series 2020-B-2, 5.00%, due 6/1/2055	25,326,606
2,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	2,309,889 (a)
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,337,838
		29,974,333
Oregon 0.5%
10,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA), (FHLMC), (FNMA), (GNMA), 3.50%, due 7/1/2027	10,002
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,714,194
		1,724,196
Pennsylvania 5.1%
1,930,000	Allentown Neighborhood Improvement Zone Development Authority Revenue (City Center Project), Series 2024, 5.00%, due 5/1/2042	1,988,904 (a)
2,830,000	Lancaster County Hospital Authority Revenue Refunding (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	2,831,373
1,035,000	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Finco LP-P3 Project), Series 2015, 5.00%, due 6/30/2042	1,036,084
3,500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	3,517,668
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	305,500 (a)(b)
7,255,000	Philadelphia Water & Wastewater Revenue Refunding, Series 2023-B, (AG), 4.50%, due 9/1/2048	7,308,873
		16,988,402
Puerto Rico 6.5%
1,750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	1,558,467
20,552,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	20,115,346
		21,673,813
South Carolina 2.5%
3,110,000	Patriots Energy Group Financing Agency Revenue Refunding, Series 2023-B-1, 5.25%, due 2/1/2054 Putable 3/1/2031	3,358,497
1,875,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	1,899,903
550,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	60,500 (a)(b)
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	2,325 #(b)
2,500,000	South Carolina Jobs-Economic Development Authority Revenue (Novant Health Obligated Group), Series 2024-A, 4.50%, due 11/1/2054	2,430,854
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina – cont'd
$695,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2024-A, 4.75%, due 1/1/2054	$691,479
		8,443,558
Tennessee 1.1%
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	1,732,990
	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC)
1,000,000	Series 2024-A1, 5.00%, due 6/1/2044	996,816 (a)
1,000,000	Series 2024-A1, 5.25%, due 6/1/2056	962,270 (a)
		3,692,076
Texas 11.3%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	245,193
	Arlington Higher Education Finance Corp. Revenue (Basis Texas Charter Schools, Inc.)
1,000,000	Series 2024, 4.88%, due 6/15/2059	894,079 (a)
700,000	Series 2024, 5.00%, due 6/15/2064	628,171 (a)
640,000	Arlington Higher Education Finance Corp. Revenue (Universal Academy), Series 2014-A, 6.63%, due 3/1/2029	640,630
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	729,197
185,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	185,083 (a)
3,000,000	Dallas Fort Worth International Airport Revenue Refunding, Series 2023-B, 5.00%, due 11/1/2047	3,131,387
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	1,456,582
1,500,000	Elm Ridge Water Control & Improvement District of Denton County General Obligation, Series 2013, 5.00%, due 9/1/2037	1,499,965
3,050,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	3,073,386
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	2,000,355
7,100,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	7,310,559
1,500,000	Houston Airport System Revenue (United Airlines, Inc.), Series 2024-B, 5.50%, due 7/15/2038	1,625,177
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue, Series 2025-A, 6.50%, due 10/1/2055	1,033,761
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	542,771 (a)
520,000	Series 2019-A, 5.00%, due 8/15/2049	470,726 (a)
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2055	997,092
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	300,000 (b)
1,400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 2.55%, due 11/15/2050	1,400,000 (e)
	Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding (Senior Lien-NTE Mobility Partners Segments 3 LLC)
1,750,000	Series 2023, 5.38%, due 6/30/2037	1,863,897
1,000,000	Series 2023, 5.38%, due 6/30/2039	1,060,421
1,000,000	Series 2023, 5.50%, due 6/30/2040	1,060,649
2,350,000	Series 2023, 5.50%, due 6/30/2041	2,486,272
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$3,500,000	Texas Water Development Board Revenue (Master Trust), Series 2024-A, 4.38%, due 10/15/2059	$3,287,799
		37,923,152
Utah 2.9%
1,500,000	Mida Mountain Village Public Infrastructure District Revenue, Series 2024-2, 6.00%, due 6/15/2054	1,535,859 (a)
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,012,330
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	2,003,762
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,016,666
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC), 5.40%, due 2/15/2028	3,050,636
	Utah Infrastructure Agency Telecommunication Revenue
450,000	Series 2024, 5.50%, due 10/15/2044	470,045
500,000	Series 2024, 5.50%, due 10/15/2048	511,569
		9,600,867
Vermont 0.5%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,011,244 (a)
700,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2027	700,784
		1,712,028
Virginia 1.2%
3,700,000	Virginia Beach Development Authority Revenue, Series 2023-A, 7.00%, due 9/1/2059	4,045,407
Washington 1.7%
2,145,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	2,147,176
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	1,030,196 (a)
2,665,000	Washington State Housing Finance Commission Revenue Refunding (Horizon House Project), Series 2025-A, 6.25%, due 1/1/2056	2,671,643
		5,849,015
West Virginia 1.4%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,606,647
1,500,000	Series 2023-B, (AG), 5.38%, due 9/1/2053	1,572,998
1,400,000	West Virginia Hospital Finance Authority Revenue Refunding (Charleston Area Medical Center, Inc.), Series 2019-A, 5.00%, due 9/1/2039	1,436,841
		4,616,486
Wisconsin 11.2%
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	2,000,722
200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	200,052 (a)
600,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	567,618 (a)
389,000	Public Finance Authority Revenue (Candela Project), Series 2023, 6.13%, due 12/15/2029	394,382 (a)
18,000,000	Public Finance Authority Revenue (Georgia Sr. 400 Express Lanes Project), Series 2025, 5.75%, due 12/31/2065	18,613,931
2,389,428	Public Finance Authority Revenue (Mayfair Project), Series 2024-A-4, 5.50%, due 11/15/2032	2,396,608 (a)
2,643,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	2,642,836 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$3,000,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-D, 4.05%, due 11/1/2030	$3,000,458
6,000,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.25%, due 7/1/2054	4,984,162
800,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	745,164 (a)
	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project)
1,000,000	Series 2024, 6.00%, due 7/1/2060	1,008,747
1,000,000	Series 2025, 6.63%, due 7/1/2060	1,043,042
		37,597,722
Total Municipal Notes (Cost $563,673,448)		561,322,104
Number of Shares
Common Stocks 0.0%‡
Materials 0.0%‡
104,203	TimberHP, Inc. (Cost $0)	0 *#(f)(g)
Total Investments 167.8% (Cost $563,673,448)		561,322,104
Other Assets Less Liabilities 0.3%		1,067,624
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (68.1)%		(227,900,000)(i)
Net Assets Applicable to Common Stockholders 100.0%		$334,489,728

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $71,247,849, which represents 21.3% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2026.

(e)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2026.

(f)	Value determined using significant unobservable inputs.
(g)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $1,281,072, which represents
0.4% of net assets applicable to common stockholders of the Fund.

(h)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $3,236,053, which represents 1.0% of net assets applicable to common stockholders of the Fund.
(i)	Fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee.
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $1,283,397, which represents 0.4% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2026	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2026
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025-12/3/2025	$712,689	$1,281,072	0.4%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-06/25/2020	2,229,994	2,325	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$2,942,683	$1,283,397	0.4%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$1,281,072	$1,281,072
Other Municipal Notes#	—	560,041,032	—	560,041,032
Total Municipal Notes	—	560,041,032	1,281,072	561,322,104
Common Stocks#	—	—	—	—
Total Investments	$—	$560,041,032	$1,281,072	$561,322,104

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Municipal Notes(1)	$1,300	$6	$—	$(73)	$48	$—	$—	$—	$1,281	$(73)
Common Stocks(2)	—	—	—	—	—	—	—	—	—	—
Total	$1,300	$6	$—	$(73)	$48	$—	$—	$—	$1,281	$(73)

(1) Quantitative Information about Level 3 Fair Value Measurements:
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Investment type	Fair value at 1/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$1,281,072	Market Approach	Discount rate	8.3%	8.3%	Decrease
		Income Approach	Liquidity Discount	5.0%	5.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At January 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s outstanding Variable Rate Municipal Term Preferred Shares as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Variable Rate Municipal Term Preferred Shares(a)	$—	$(227,900,000)	$—	$(227,900,000)
Total Variable Rate Municipal Term Preferred Shares	$—	$(227,900,000)	$—	$(227,900,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2026
Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
The value of the Fund's Variable Rate Municipal Term Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)  (cont’d)
investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.